Andrea O’Keefe Legal Counsel	FMR LLC Legal Department 900 Salem Street, OT1N3 Smithfield, RI 02917 Phone: 401-292-6504 Email: andrea.okeefe@fmr.com

December 2, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE:	Fidelity Systematic Investment Plans:
Destiny Plans I: O
Destiny Plans II: O
Destiny Plans I: N
Destiny Plans II: N
File Nos. 002-34100 and 811-01905

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses with respect to the above referenced Plans do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Andrea O’Keefe